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                                              Rule 497(d)
                                              Reg. No. 333-104501



                              National Equity Trust
                           OTC Growth Trust Series 26

                            Supplement to Prospectus
                              datd October 20, 2003

     Prudential   Investments   LLC,  as  successor  to  Prudential   Securities
Incorporated, has become portfolio supervisor for the Trust.